Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Translation Exchange Rates (Details)	Jun. 30, 2018	Jun. 30, 2017
USD : AUD exchange rate	0.7399	0.7676
Weighted Average [Member]
USD : AUD exchange rate	0.7753	0.7544